iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
HEICO Corp. ........................... 15,789 $ 2,562,712
HEICO Corp. , Class A ...................... 3,028 383,890
Howmet Aerospace, Inc. .................... 26,673 1,004,772
L3Harris Technologies, Inc. .................. 6,722 1,526,432
TransDigm Group, Inc. ..................... 2,492 1,566,222
7,044,028
a
Automobiles  —  2 .6%
Ford Motor Co. .......................... 142,322 1,978,276
Lucid Group, Inc.
(a) (b)
....................... 160,681 1,629,305
Rivian Automotive, Inc. , Class A
(a)
.............. 31,911 1,022,429
Tesla, Inc.
(a)
............................. 95,419 18,578,079
23,208,089
a
Banks  —  2 .3%
Bank of America Corp. ..................... 43,409 1,643,031
First Republic Bank ....................... 16,013 2,043,419
JPMorgan Chase & Co. .................... 74,492 10,293,304
KeyCorp ............................... 56,149 1,056,163
M&T Bank Corp. ......................... 6,132 1,042,563
PNC Financial Services Group, Inc. (The) ........ 7,835 1,318,317
SVB Financial Group
(a)
..................... 5,172 1,198,766
U.S. Bancorp ........................... 45,776 2,077,772
20,673,335
a
Beverages  —  1 .4%
Brown-Forman Corp. , Class B , NVS ............ 42,753 3,121,824
Coca-Cola Co. (The) ...................... 110,306 7,016,565
Keurig Dr Pepper, Inc. ..................... 30,936 1,196,295
Monster Beverage Corp.
(a)
................... 17,983 1,849,731
13,184,415
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 45,897 7,397,679
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,243 1,156,553
Amgen, Inc. ............................ 9,316 2,668,102
Biogen, Inc.
(a)
........................... 4,629 1,412,632
BioMarin Pharmaceutical, Inc.
(a)
............... 10,672 1,077,659
Exact Sciences Corp.
(a)
..................... 5,459 245,382
Horizon Therapeutics PLC
(a)
................. 1,715 171,997
Moderna, Inc.
(a)
.......................... 7,835 1,378,255
Neurocrine Biosciences, Inc.
(a)
................ 4,060 515,864
Regeneron Pharmaceuticals, Inc.
(a)
............. 3,343 2,512,933
Seagen, Inc.
(a)
........................... 2,472 300,076
Vertex Pharmaceuticals, Inc.
(a)
................ 7,692 2,433,749
21,270,881
a
Building Products  —  0 .2%
A O Smith Corp. ......................... 6,467 392,806
Allegion PLC ............................ 7,131 810,438
Fortune Brands Home & Security, Inc. ........... 5,768 376,881
Masco Corp. ............................ 8,560 434,677
2,014,802
a
Capital Markets  —  4 .5%
Ameriprise Financial, Inc. ................... 1,192 395,684
Bank of New York Mellon Corp. (The) ........... 38,969 1,788,677
BlackRock, Inc.
(c)
......................... 6,674 4,778,584
Blackstone, Inc. , NVS ...................... 19,802 1,812,477
Cboe Global Markets, Inc. ................... 7,118 902,847
Charles Schwab Corp. (The) ................. 68,674 5,668,352
CME Group, Inc. , Class A ................... 17,529 3,093,869
FactSet Research Systems, Inc. ............... 2,747 1,267,164
Intercontinental Exchange, Inc. ............... 23,428 2,537,487
Security Shares Value
a
Capital Markets (continued)
Invesco Ltd. ............................ 17,557 $ 335,514
KKR & Co., Inc. .......................... 14,485 752,061
MarketAxess Holdings, Inc. .................. 2,150 576,028
Moody's Corp. ........................... 13,431 4,006,064
Nasdaq, Inc. ............................ 20,848 1,427,254
Northern Trust Corp. ....................... 11,973 1,114,806
Raymond James Financial, Inc. ............... 1,771 207,030
S&P Global, Inc. ......................... 20,602 7,268,386
SEI Investments Co. ....................... 18,282 1,138,603
T Rowe Price Group, Inc. ................... 11,720 1,463,945
Tradeweb Markets, Inc. , Class A ............... 1,958 120,339
40,655,171
a
Chemicals  —  2 .0%
Albemarle Corp. ......................... 3,006 835,638
International Flavors & Fragrances, Inc. .......... 1,282 135,661
PPG Industries, Inc. ....................... 750 101,415
Sherwin-Williams Co. (The) .................. 68,461 17,059,112
18,131,826
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 5,122 2,365,237
Copart, Inc.
(a)
........................... 17,192 1,144,299
Rollins, Inc. ............................. 45,333 1,833,267
5,342,803
a
Communications Equipment  —  1 .7%
Cisco Systems, Inc. ....................... 153,261 7,620,137
Juniper Networks, Inc. ..................... 118,755 3,947,416
Motorola Solutions, Inc. .................... 14,049 3,824,138
15,391,691
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 18,864 2,972,778
Discover Financial Services .................. 9,210 997,995
3,970,773
a
Distributors  —  0 .0%
Pool Corp. ............................. 539 177,552
a
Diversified Financial Services  —  0 .6%
Berkshire Hathaway, Inc. , Class B
(a)
............ 15,371 4,897,201
Equitable Holdings, Inc. .................... 17,245 547,356
5,444,557
a
Electric Utilities  —  1 .2%
Edison International ....................... 164,859 10,989,501
a
Electrical Equipment  —  1 .1%
AMETEK, Inc. ........................... 12,207 1,738,521
Eaton Corp. PLC ......................... 29,761 4,864,435
Generac Holdings, Inc.
(a)
.................... 3,955 417,332
Plug Power, Inc.
(a) (b)
....................... 91,828 1,465,575
Rockwell Automation, Inc. ................... 7,486 1,977,951
10,463,814
a
Electronic Equipment, Instruments & Components  —  1 .2%
Amphenol Corp. , Class A ................... 14,417 1,159,559
CDW Corp. ............................. 13,048 2,461,375
Cognex Corp. ........................... 6,592 328,150
Keysight Technologies, Inc.
(a)
................. 12,031 2,176,287
TE Connectivity Ltd. ....................... 4,230 533,488
Teledyne Technologies, Inc.
(a)
................. 5,513 2,316,011
Trimble, Inc.
(a)
........................... 25,261 1,509,345

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
............ 1,300 $ 351,364
10,835,579
a
Entertainment  —  1 .3%
Activision Blizzard, Inc. ..................... 22,592 1,670,679
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 10,845 660,894
Live Nation Entertainment, Inc.
(a)
.............. 7,857 571,675
Netflix, Inc.
(a)
............................ 12,824 3,918,117
Roku, Inc. , Class A
(a) (b)
..................... 1,584 94,042
Take-Two Interactive Software, Inc.
(a)
............ 1,800 190,242
Walt Disney Co. (The)
(a)
.................... 52,760 5,163,621
12,269,270
a
Equity Real Estate Investment Trusts (REITs)  —  6 .7%
American Tower Corp. ..................... 14,849 3,285,341
AvalonBay Communities, Inc. ................ 28,580 4,998,642
Boston Properties, Inc. ..................... 58,076 4,186,118
Crown Castle, Inc. ........................ 19,364 2,738,651
Digital Realty Trust, Inc. .................... 63,712 7,165,051
Equinix, Inc. ............................ 8,420 5,815,273
Equity Residential ........................ 19,917 1,291,817
Essex Property Trust, Inc. ................... 5,233 1,153,249
Extra Space Storage, Inc. ................... 7,787 1,251,293
Healthpeak Properties, Inc. .................. 126,486 3,321,522
Medical Properties Trust, Inc. ................. 90,165 1,182,965
Prologis, Inc. ............................ 95,220 11,215,964
Public Storage ........................... 10,374 3,091,037
Realty Income Corp. ....................... 59,177 3,732,293
Regency Centers Corp. .................... 19,512 1,296,182
SBA Communications Corp. , Class A ............ 3,779 1,131,055
Simon Property Group, Inc. .................. 11,624 1,388,371
Sun Communities, Inc. ..................... 1,077 158,211
Ventas, Inc. ............................ 17,211 800,828
Welltower, Inc. ........................... 21,332 1,515,212
WP Carey, Inc. .......................... 5,873 462,792
61,181,867
a
Food Products  —  0 .2%
Darling Ingredients, Inc.
(a)
................... 16,777 1,205,092
Hershey Co. (The) ........................ 3,742 880,006
2,085,098
a
Health Care Equipment & Supplies  —  3 .7%
ABIOMED, Inc.
(a)
......................... 3,006 1,135,637
Align Technology, Inc.
(a)
..................... 1,685 331,372
Baxter International, Inc. .................... 1,648 93,162
Becton Dickinson and Co. ................... 6,054 1,509,504
Boston Scientific Corp.
(a)
.................... 48,256 2,184,549
Cooper Companies, Inc. (The) ................ 3,326 1,052,180
Dexcom, Inc.
(a)
.......................... 12,336 1,434,430
Edwards Lifesciences Corp.
(a)
................ 85,847 6,631,681
Hologic, Inc.
(a)
........................... 14,037 1,069,058
IDEXX Laboratories, Inc.
(a)
................... 11,162 4,753,561
Insulet Corp.
(a)
........................... 2,227 666,697
Intuitive Surgical, Inc.
(a)
..................... 9,246 2,500,026
Masimo Corp.
(a)
.......................... 1,482 214,801
Medtronic PLC .......................... 46,881 3,705,474
Novocure Ltd.
(a) (b)
......................... 2,308 177,347
ResMed, Inc. ........................... 7,853 1,807,761
Stryker Corp. ........................... 11,842 2,769,725
Teleflex, Inc. ............................ 2,510 587,641
Zimmer Biomet Holdings, Inc. ................ 8,782 1,054,718
33,679,324
a
Security Shares Value
a
Health Care Providers & Services  —  2 .3%
Elevance Health, Inc. ...................... 7,377 $ 3,931,351
Humana, Inc. ........................... 4,266 2,345,873
Laboratory Corp. of America Holdings ........... 1,049 252,494
Molina Healthcare, Inc.
(a)
.................... 539 181,519
Quest Diagnostics, Inc. ..................... 2,571 390,355
UnitedHealth Group, Inc. .................... 24,422 13,377,395
20,478,987
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 4,427 842,724
a
Hotels, Restaurants & Leisure  —  2 .7%
Airbnb, Inc. , Class A
(a)
...................... 892 91,109
Booking Holdings, Inc.
(a)
.................... 735 1,528,396
Caesars Entertainment, Inc.
(a)
................ 5,125 260,401
Chipotle Mexican Grill, Inc.
(a)
................. 559 909,471
Hilton Worldwide Holdings, Inc. ............... 5,127 731,213
Marriott International, Inc. , Class A ............. 4,255 703,564
McDonald's Corp. ........................ 48,972 13,359,072
Starbucks Corp. .......................... 39,938 4,081,663
Vail Resorts, Inc. ......................... 391 100,698
Wynn Resorts Ltd.
(a)
....................... 2,884 241,275
Yum! Brands, Inc. ........................ 17,133 2,204,332
24,211,194
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 5,131 441,266
Garmin Ltd. ............................. 16,117 1,498,720
NVR, Inc.
(a)
............................. 260 1,206,142
PulteGroup, Inc. ......................... 2,050 91,799
3,237,927
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 7,933 649,475
Clorox Co. (The) ......................... 1,746 259,543
Colgate-Palmolive Co. ..................... 27,670 2,143,872
Procter & Gamble Co. (The) ................. 22,002 3,281,818
6,334,708
a
Industrial Conglomerates  —  0 .2%
General Electric Co. ....................... 18,301 1,573,337
a
Insurance  —  3 .7%
Aflac, Inc. .............................. 70,418 5,065,167
Allstate Corp. (The) ....................... 11,054 1,480,131
American Financial Group, Inc. ............... 17,704 2,517,863
Arch Capital Group Ltd.
(a)
................... 34,680 2,077,679
Arthur J Gallagher & Co. .................... 2,626 522,863
Assurant, Inc. ........................... 5,722 733,675
Brown & Brown, Inc. ....................... 25,967 1,547,373
Chubb Ltd. ............................. 18,462 4,054,071
Cincinnati Financial Corp. ................... 12,711 1,410,412
Erie Indemnity Co. , Class A , NVS .............. 3,173 896,023
Globe Life, Inc. .......................... 6,091 730,676
Hartford Financial Services Group, Inc. (The) ...... 21,135 1,614,080
Markel Corp.
(a)
........................... 1,295 1,715,668
Marsh & McLennan Companies, Inc. ............ 19,662 3,405,065
MetLife, Inc. ............................ 25,842 1,982,081
Progressive Corp. (The) .................... 19,444 2,569,525
Willis Towers Watson PLC ................... 5,949 1,464,406
33,786,758
a
Interactive Media & Services  —  3 .8%
Alphabet, Inc. , Class A
(a)
.................... 70,510 7,120,805
Alphabet, Inc. , Class C , NVS
(a)
................ 180,685 18,330,493
Match Group, Inc.
(a)
....................... 8,169 413,025

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Interactive Media & Services (continued)
Meta Platforms, Inc. , Class A
(a)
................ 67,134 $ 7,928,525
Pinterest, Inc. , Class A
(a)
.................... 9,483 241,058
Snap, Inc. , Class A , NVS
(a)
.................. 20,984 216,345
34,250,251
a
Internet & Direct Marketing Retail  —  3 .1%
Amazon.com, Inc.
(a)
....................... 238,194 22,995,249
eBay, Inc. .............................. 36,539 1,660,332
Etsy, Inc.
(a)
............................. 9,552 1,261,724
MercadoLibre, Inc.
(a)
....................... 2,007 1,868,487
27,785,792
a
IT Services  —  4 .2%
Accenture PLC , Class A .................... 14,539 4,375,221
Automatic Data Processing, Inc. ............... 13,319 3,518,081
Fidelity National Information Services, Inc. ........ 7,769 563,874
Fiserv, Inc.
(a)
............................ 20,606 2,150,442
FleetCor Technologies, Inc.
(a)
................. 3,607 707,693
Gartner, Inc.
(a)
........................... 581 203,565
Global Payments, Inc. ..................... 7,854 815,088
International Business Machines Corp. .......... 950 141,455
Jack Henry & Associates, Inc. ................ 909 172,119
Mastercard, Inc. , Class A .................... 21,536 7,675,431
Okta, Inc. , Class A
(a)
....................... 2,130 113,572
Paychex, Inc. ........................... 23,074 2,861,868
PayPal Holdings, Inc.
(a)
..................... 25,727 2,017,254
Snowflake, Inc. , Class A
(a)
................... 573 81,882
SS&C Technologies Holdings, Inc. ............. 1,542 82,898
VeriSign, Inc.
(a)
.......................... 6,264 1,251,610
Visa, Inc. , Class A ........................ 53,789 11,672,213
38,404,266
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 7,270 456,701
a
Life Sciences Tools & Services  —  2 .8%
Avantor, Inc.
(a)
........................... 4,532 100,973
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,420 588,888
Bio-Techne Corp. ......................... 38,828 3,299,992
Danaher Corp. .......................... 18,459 5,046,875
Illumina, Inc.
(a)
........................... 8,063 1,758,379
IQVIA Holdings, Inc.
(a)
...................... 1,097 239,168
Mettler-Toledo International, Inc.
(a)
............. 2,084 3,062,563
PerkinElmer, Inc. ......................... 15,504 2,166,374
Thermo Fisher Scientific, Inc. ................. 13,237 7,415,632
Waters Corp.
(a)
.......................... 961 333,083
West Pharmaceutical Services, Inc. ............ 7,518 1,764,174
25,776,101
a
Machinery  —  2 .6%
Deere & Co. ............................ 958 422,478
Fortive Corp. ............................ 41,073 2,774,481
IDEX Corp. ............................. 15,322 3,638,822
Illinois Tool Works, Inc. ..................... 15,598 3,548,077
Ingersoll Rand, Inc. ....................... 17,068 921,160
Pentair PLC ............................ 29,848 1,366,143
Stanley Black & Decker, Inc. ................. 4,480 366,106
Westinghouse Air Brake Technologies Corp. ....... 2,060 208,245
Xylem, Inc. ............................. 90,107 10,123,521
23,369,033
a
Media  —  1 .2%
Charter Communications, Inc. , Class A
(a)
......... 4,431 1,733,806
Comcast Corp. , Class A .................... 72,125 2,642,660
Fox Corp. , Class A , NVS .................... 8,240 267,388
Fox Corp. , Class B ........................ 13,184 402,376
Security Shares Value
a
Media (continued)
Liberty Broadband Corp. , Class C , NVS
(a)
........ 25,253 $ 2,294,487
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
25,626 1,123,188
Paramount Global , Class B , NVS .............. 14,008 281,281
Sirius XM Holdings, Inc.
(b)
................... 233,369 1,514,565
Trade Desk, Inc. (The) , Class A
(a)
.............. 8,482 442,251
10,702,002
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 25,945 562,228
a
Multiline Retail  —  0 .3%
Dollar General Corp. ...................... 9,099 2,326,432
a
Oil, Gas & Consumable Fuels  —  0 .0%
Texas Pacific Land Corp. .................... 134 347,400
a
Personal Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 3,012 710,199
a
Pharmaceuticals  —  7 .0%
Bristol-Myers Squibb Co. .................... 68,291 5,482,401
Catalent, Inc.
(a)
.......................... 8,802 441,244
Elanco Animal Health, Inc.
(a)
.................. 34,026 437,915
Eli Lilly & Co. ........................... 32,276 11,976,978
Jazz Pharmaceuticals PLC
(a)
................. 6,891 1,081,267
Johnson & Johnson ....................... 63,748 11,347,144
Merck & Co., Inc. ......................... 89,888 9,898,467
Pfizer, Inc. ............................. 187,573 9,403,034
Royalty Pharma PLC , Class A ................ 71,374 3,138,315
Zoetis, Inc. , Class A ....................... 70,020 10,792,883
63,999,648
a
Professional Services  —  0 .5%
Booz Allen Hamilton Holding Corp. , Class A ....... 4,615 491,036
CoStar Group, Inc.
(a)
....................... 14,650 1,187,236
Equifax, Inc. ............................ 5,018 990,403
Robert Half International, Inc. ................. 4,824 380,035
Verisk Analytics, Inc. ....................... 6,985 1,283,214
4,331,924
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 27,563 2,194,015
Zillow Group, Inc. , Class C , NVS
(a)
............. 2,761 104,863
2,298,878
a
Road & Rail  —  0 .8%
AMERCO , Series N , NVS
(a)
.................. 25,706 1,623,848
Old Dominion Freight Line, Inc. ............... 6,225 1,883,747
Uber Technologies, Inc.
(a)
................... 37,374 1,089,078
Union Pacific Corp. ....................... 10,408 2,263,012
6,859,685
a
Semiconductors & Semiconductor Equipment  —  6 .6%
Advanced Micro Devices, Inc.
(a)
............... 43,193 3,353,072
Analog Devices, Inc. ....................... 38,615 6,638,305
Applied Materials, Inc. ..................... 11,152 1,222,259
Broadcom, Inc. .......................... 2,745 1,512,577
Enphase Energy, Inc.
(a)
..................... 20,008 6,414,365
First Solar, Inc.
(a)
......................... 11,591 1,999,795
Intel Corp. ............................. 105,997 3,187,330
KLA Corp. .............................. 3,985 1,566,703
Marvell Technology, Inc. .................... 53,634 2,495,054
NVIDIA Corp. ........................... 81,665 13,820,168
QUALCOMM, Inc. ........................ 37,751 4,775,124
Skyworks Solutions, Inc. .................... 3,877 370,719
SolarEdge Technologies, Inc.
(a)
................ 15,089 4,509,498

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 42,483 $ 7,666,482
59,531,451
a
Software  —  10 .1%
Adobe, Inc.
(a)
............................ 20,837 7,187,306
ANSYS, Inc.
(a)
........................... 2,179 554,120
Autodesk, Inc.
(a) (b)
......................... 5,804 1,172,118
Fortinet, Inc.
(a)
........................... 19,094 1,015,037
Intuit, Inc. .............................. 14,644 5,968,748
Microsoft Corp. .......................... 215,977 55,104,372
Oracle Corp. ............................ 52,993 4,400,009
Palo Alto Networks, Inc.
(a)
................... 8,876 1,508,032
Paycom Software, Inc.
(a)
.................... 412 139,709
Roper Technologies, Inc. .................... 3,783 1,660,321
Salesforce, Inc.
(a)
......................... 28,287 4,532,992
ServiceNow, Inc.
(a)
........................ 15,879 6,610,428
Splunk, Inc.
(a)
........................... 5,705 443,164
Tyler Technologies, Inc.
(a)
................... 976 334,514
Workday, Inc. , Class A
(a)
.................... 3,794 637,012
Zoom Video Communications, Inc. , Class A
(a)
...... 6,690 504,627
91,772,509
a
Specialty Retail  —  2 .5%
Burlington Stores, Inc.
(a)
.................... 3,193 624,806
Home Depot, Inc. (The) .................... 30,214 9,789,034
Lowe's Companies, Inc. .................... 25,306 5,378,790
O'Reilly Automotive, Inc.
(a)
................... 584 504,891
Ross Stores, Inc. ......................... 13,774 1,620,787
TJX Companies, Inc. (The) .................. 45,437 3,637,232
Ulta Beauty, Inc.
(a)
........................ 2,505 1,164,424
22,719,964
a
Technology Hardware, Storage & Peripherals  —  7 .8%
Apple, Inc. ............................. 479,284 70,948,411
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Lululemon Athletica, Inc.
(a)
................... 9,730 $ 3,700,416
Nike, Inc. , Class B ........................ 12,446 1,365,202
VF Corp. .............................. 12,321 404,375
5,469,993
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co.
(b)
........................... 40,246 2,073,071
WW Grainger, Inc. ........................ 895 539,739
2,612,810
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc.
(a)
....................... 6,339 960,105
a
Total Long-Term Investments — 99.6%
(Cost: $ 962,660,200 ) ................................ 904,675,794
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.06%
(c) (d) (e)
...................... 3,944,524 3,944,919
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 1,386,440 1,386,440
a
Total Short-Term Securities — 0.6%
(Cost: $ 5,330,294 ) .................................. 5,331,359
Total Investments — 100.2%
(Cost: $ 967,990,494 ) ................................ 910,007,153
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (1,623,642)
Net Assets — 100.0% ................................. $ 908,383,511
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/22
  Shares
Held at
11/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,189,711 $ 755,824
(a)
$ — $ (605) $ (11) $ 3,944,919 3,944,524 $ 25,626
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,301,375 85,072
(a)
— (7) — 1,386,440 1,386,440 8,883 —
BlackRock, Inc. ... 3,725,120 767,575 (34,790) (1,118) 321,797 4,778,584 6,674 27,338 —
$ (1,730) $ 321,786
$ 10,109,943
$ 61,847 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ............................................................ 8 12/16/22 $ 1,123 $ 57,770
NASDAQ 100 E-Mini Index ............................................................... 8 12/16/22 1,927 75,744
$ 133,514
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 904,675,794 $ — $ — $ 904,675,794
Short-Term Securities
Money Market Funds ...................................... 5,331,359 — — 5,331,359
$ 910,007,153 $ — $ — $ 910,007,153
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 133,514 $ — $ — $ 133,514
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares